Investment In SABMiller (Summary Of Balance Sheet Of SABMiller) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Investment In SABMiller [Abstract]
Current assets	$ 5,967	$ 4,518
Long-term assets	46,438	34,744
Current liabilities	7,591	6,625
Long-term liabilities	22,521	11,270
Non-controlling interests	$ 1,013	$ 766